Schedule of related party and relationship (Details)	6 Months Ended
Sep. 30, 2025
Peng Wang [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Director of the Company
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Shareholder
Medical Star [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Joint venture
Fujian Fishery [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Minority Owned Subsidiary of the Company
Wuxi Wangdao [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Entity controlled by Xiaofeng Gao
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Former chairman of the Board of Directors and Co-Chief Executive Officer, and 16.76% beneficial owner of the Company	[1]
Bin Fu [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Chairman of the Board of Directors and Chief Executive Office of the Company	[1]

[1]	On September 6, 2024, Mr. Xiaofeng Gao resigned as the chairman of the Board of Directors and Co-Chief Executive Officer of the Company and Mr. Bin Fu has become the sole Chief Executive Officer of the Company.